Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lessee, Operating Lease Assets and Liabilities [Table Text Block]
	2022	2021
Operating lease right-of-use assets	$1,386	$1,598

Current portion of obligations under operating leases	$424	$534
Long-term portion of obligations under operating leases	962	1,064
Total obligations under operating leases	$1,386	$1,598
	2022	2021
Leased property under finance leases	$12,004	$11,978
Less accumulated amortization	(7,003)	(6,588)
Leased property under finace leases, net	$5,001	$5,390

Current portion of obligations under finance leases	$115	$167
Long-term portion of obligations under finance leases	381	496
Total obligations under finance leases	$496	$663

Lease, Cost [Table Text Block]
	2022	2021
Operating lease cost:
Rental expense	$766	$758

Finance lease cost:
Depreciation expense	$511	$545
Interest expense	28	41
Total finance lease cost	$539	$586

Lease, Liability, Maturity [Table Text Block]
	Finance	Operating		Total
2023	$139	$489		$628
2024	129	419		548
2025	64	357		421
2026	38	179		217
2027	15	95		110
Thereafter	375	-		375
Total lease payments	760	1,539		2,299
Less imputed interest	264	153		417
Total	496	1,386	#	1,882
Less current portion of obligations under leases	115	424		539
Long-term portion of obligations under leases	$381	$962	#	$1,343